RIGHT TO USE ASSET AND LEASE LIABILITY	12 Months Ended
Dec. 31, 2025
Right To Use Asset And Lease Liability
RIGHT TO USE ASSET AND LEASE LIABILITY

NOTE 9 — RIGHT TO USE ASSET AND LEASE LIABILITY

Operating Lease

The Group leases office space in Australia. The Group’s lease for office space in Seven Hills commenced on July 1, 2018 and expired on June 30, 2024. In April 2024, the Group entered into a lease for office space in Arndell Park, New South Wales, Australia, which expires in April 2026. The Arndell Park lease provides for annual increases in base rent. As of December 31, 2025, the monthly lease payment was approximately $14,754.

As of December 31, 2025, the weighted-average remaining lease term for the Group’s operating lease was approximately 0.3 years and the weighted-average discount rate was 15.0%.

During the years ended December 31, 2025 and 2024, the Group recognized $168,414 and $158,607, respectively, as rent expense.

The following is a summary of the operating lease right-of-use asset and liability as of December 31, 2025 and 2024:

	December 31,
	2025	2024
		(As Restated)

Operating lease right-of-use asset	$310,121	$305,258
Less: accumulated amortization	(251,042)	(126,833)
Operating lease right-of-use assets, net	$59,079	$178,425

Operating lease liability	$310,121	$305,258
Less: accumulated reduction	(267,968)	(120,904)
Operating lease liability, net	$42,153	$184,354

Current operating lease liability	$42,153	$144,245
Non-current operating lease liability	—	40,109
Total operating lease liability	$42,153	$184,354

The following is a summary of future lease payments required under the lease agreement as of December 31, 2025.

Lease
Year	Payments
2026	$44,263

Total future minimum lease payments	44,263
Less: imputed interest	(2,110)
Present value of operating leases liabilities	$42,153